Cover	12 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Kazia Therapeutics Limited
Entity Central Index Key	0001075880
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Address, Address Line One	Three International Towers Level 24, 300 Barangaroo Avenue
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	2000
Entity Address Country	AU
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	132,012,209
Entity Incorporation, State or Country Code	C3
Entity File Number	0-29962
Title of 12(b) Security	American Depositary Shares, each representing ten Ordinary Shares*
Trading Symbol	KZIA
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Gabrielle Heaton
Contact Personnel Email Address	Gabrielle.Heaton@kaziatherapeutics.com
Entity Address, Address Line One	Three International Towers Level 24, 300 Barangaroo Avenue
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	2000
Entity Address Country	AU
Country Region	61
City Area Code	2
Local Phone Number	9472-4101